Fair value of assets and liabilities - Summary of valuation adjustment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ 1,070	€ 1,012	€ 1,806
Deferred Day One Profit or Loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(91)	(94)
Own Credit Adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(57)	(17)
Bid/Offer
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(130)	(130)
Model Risk
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(48)	(33)
CVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(88)	(123)
DVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	43	50
CollVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(11)	(3)
FVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(82)	(64)
Other Valuation Adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	3	2
Total Valuation Adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (462)	€ (412)